Taxes on Income (Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Accrued employee benefits	$ 261	$ 247
Research and development costs	921	679
Tax loss carryforwards	338	177
PPE	15	16
Inventory		160
Share based compensation	246	245
Intangible assets	107
Other	2	21
Total gross deferred tax assets	1,890	1,545
Deferred tax liabilities:
Intangible assets	(138)	(243)
Goodwill	(215)	(61)
Other		36
Total gross deferred tax liabilities	(353)	(268)
Net deferred tax assets	1,537	1,277
In Israel	1,338	1,348
Foreign jurisdictions	199	(71)
Non-current deferred tax assets	1,537	1,545
Non-current deferred tax liabilities		(268)
Net deferred tax assets	$ 1,537	$ 1,277